CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 168,046	$ 66,649	$ 60,405
Employee benefit expenses and severance payments	(30,048)	(11,665)	(10,603)
Interconnection and transmission costs	(5,525)	(1,311)	(1,360)
Fees for services, maintenance, materials and supplies	(16,261)	(7,254)	(7,912)
Taxes and fees with the Regulatory Authority	(13,609)	(4,859)	(4,341)
Commissions and advertising	(11,210)	(3,691)	(3,464)
Cost of equipment and handsets	(9,667)	(493)	(882)
Programming and content costs	(12,156)	(9,116)	(7,778)
Bad debt expenses	(3,527)	(901)	(741)
Other operating income and expenses	(9,675)	(3,246)	(3,125)
Depreciation, amortization and impairment of PP&E and Intangible assets	(35,111)	(9,804)	(7,883)
Operating income	21,257	14,309	12,316
Earnings from associates	236	353	221
Debt financial expenses	(33,972)	(217)	(595)
Other financial results, net	15,177	930	4,619
Income before income tax benefit (expense)	2,698	15,375	16,561
Income tax benefit (expense)	2,838	(5,516)	(6,015)
Net income for the year	5,536	9,859	10,546
Attributable to:
Controlling Company	5,294	9,731	10,457
Non-controlling interest	$ 242	$ 128	$ 89
Earnings per share attributable to Controlling Company
Basic and diluted (in dollars per share)	$ 2.46	$ 8.21	$ 8.83